Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	JOYY Inc [Member] CNY (¥)	Huya 2018 Share Incentive Plan [Member] CNY (¥)	Common Class A [Member] shares	Common Class B [Member] shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional paid-in capital [Member] JOYY Inc [Member] CNY (¥)	Additional paid-in capital [Member] Huya 2018 Share Incentive Plan [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] JOYY Inc [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] JOYY Inc [Member] CNY (¥) shares
Beginning balance at Dec. 31, 2018	¥ 5,645,007								¥ 7,667,855				¥ 34,634		¥ (2,424,182)			¥ 366,567		¥ 29			¥ 104
Beginning balance, shares at Dec. 31, 2018 | shares																				44,639,737			159,157,321
Class B ordinary shares converted to Class A ordinary shares																						¥ 4			¥ (4)
Class B ordinary shares converted to Class A ordinary shares | shares																						6,800,000			(6,800,000)
Issuance of ordinary shares	2,110,066								2,110,057											¥ 9
Issuance of ordinary shares, shares | shares																				13,600,000
Share-based compensation					¥ 1,996	¥ 279,748					¥ 1,996	¥ 279,748
Issuance of ordinary shares for exercised share options	¥ 32,411								32,409											¥ 2
Issuance of ordinary shares for exercised share options (shares) | shares	2,011,144	2,011,144																		2,011,144
Issuance of ordinary shares for restricted share units, shares | shares																				50,433
Deemed distribution to JOYY	¥ (10,119)								(10,119)
Appropriation to statutory reserves	0												30,045		(30,045)
Net income	468,173														468,173
Foreign currency translation adjustment, net of nil tax	157,568																	157,568
Ending balance at Dec. 31, 2019	8,684,850		¥ 8,681,783	¥ (3,067)					10,081,946	¥ 10,081,946			64,679	¥ 64,679	(1,986,054)	¥ (1,989,121)	¥ (3,067)	524,135	¥ 524,135	¥ 44	¥ 44		¥ 100	¥ 100
Ending balance, shares at Dec. 31, 2019 | shares							67,101,314	152,357,321												67,101,314	67,101,314		152,357,321	152,357,321
Share-based compensation						408,208						408,208
Issuance of ordinary shares for exercised share options	¥ 255,515								255,505											¥ 10
Issuance of ordinary shares for exercised share options (shares) | shares	14,440,921	14,440,921																		14,440,921
Issuance of ordinary shares for restricted share units									(1)											¥ 1
Issuance of ordinary shares for restricted share units, shares | shares																				1,948,606
Deemed distribution to JOYY	¥ (1,013)								(1,013)
Appropriation to statutory reserves													57,750		(57,750)
Increase in VIE's share capital by transferring VIE's retain earnings									720,930						(720,930)
Net income	884,158														884,158
Foreign currency translation adjustment, net of nil tax	(451,873)																	(451,873)
Ending balance at Dec. 31, 2020	9,776,778								11,465,575				122,429		(1,883,643)			72,262		¥ 55			¥ 100
Ending balance, shares at Dec. 31, 2020 | shares							83,490,841	152,357,321												83,490,841			152,357,321
Class B ordinary shares converted to Class A ordinary shares																						¥ 1			¥ (1)
Class B ordinary shares converted to Class A ordinary shares | shares																						1,280,804			(1,280,804)
Share-based compensation						¥ 289,705						¥ 289,705
Issuance of ordinary shares for exercised share options	¥ 8,780								8,779											¥ 1
Issuance of ordinary shares for exercised share options (shares) | shares	533,425	533,425																		533,425
Issuance of ordinary shares for restricted share units	¥ 1																			¥ 1
Issuance of ordinary shares for restricted share units, shares | shares																				1,688,694
Appropriation to statutory reserves													0
Net income	583,499	$ 91,565													583,499
Foreign currency translation adjustment, net of nil tax	(148,562)	(23,313)																(148,562)
Ending balance at Dec. 31, 2021	¥ 10,510,201	$ 1,649,281							¥ 11,764,059				¥ 122,429		¥ (1,300,144)			¥ (76,300)		¥ 58			¥ 99
Ending balance, shares at Dec. 31, 2021 | shares							86,993,764	151,076,517												86,993,764			151,076,517